Depreciation, Amortisation, and Impairment	12 Months Ended
Dec. 31, 2025
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Depreciation, Amortisation, and Impairment	DEPRECIATION, AMORTISATION, AND IMPAIRMENT
Depreciation, amortisation and impairment charges for the years ended December 31, 2025, 2024 and 2023, are detailed below:

	For the years ended December 31,
	2025	2024	2023
	MCh$	MCh$	MCh$
Depreciation and amortisation
Amortisation of Intangible assets	(47,855)	(52,982)	(53,393)
Depreciation of property, plant, and equipment	(61,389)	(60,641)	(59,055)
Depreciation right of use assets	(25,915)	(27,812)	(31,314)
Total depreciation and amortisation	(135,159)	(141,435)	(143,762)
Impairment of property, plant, and equipment	(21)	-	-
Impairment of right of use assets	-	(1,041)	-
Impairment of intangibles	(3,726)	(254)	(1,912)
Total impairment	(3,747)	(1,295)	(1,912)
Total	(138,906)	(142,730)	(145,674)